Income Taxes (Income from Continuing Operations Before Income Taxes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income from continuing operations before income tax expense
United States	$ 16.3	$ 44.9	$ 54.3
Outside the United States	25.6	25.8	18.5
Income before income taxes	$ 41.9	$ 70.7	$ 72.8